Other assets and liabilities (Tables)	12 Months Ended
Mar. 31, 2016
Schedule of Other Assets and Other Liabilities

The following table sets forth the details of other assets and liabilities at March 31, 2015 and 2016:

	2015	2016
	(in millions of yen)
Other assets:
Accounts receivable from brokers, dealers and customers for securities transactions	2,490,956	1,718,769
Collateral provided for derivative transactions	673,511	884,651
Prepaid pension cost	712,523	612,102
Miscellaneous receivables	303,844	286,896
Margins provided for futures contracts	207,381	225,240
Security deposits	113,354	113,066
Loans held for sale	4,583	33,133
Other	612,452	828,428

Total	5,118,604	4,702,285

Other liabilities:
Accounts payable to brokers, dealers and customers for securities transactions	1,894,023	2,882,824
Collateral accepted for derivative transactions	737,032	715,894
Guaranteed trust principal	561,364	623,904
Miscellaneous payables	925,322	442,352
Margins accepted for futures contracts	386,082	334,925
Factoring amounts owed to customers	290,718	242,392
Unearned income	138,681	144,903
Other	1,001,641	1,089,529

Total	5,934,863	6,476,723